January 16, 2013

Supplement

SUPPLEMENT DATED JANUARY 16, 2013 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE STRATEGIST PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 30, 2012

Jaidip Singh no longer manages the Portfolio. As a result, all references to Mr. Singh are hereby deleted from the Prospectuses. Effective immediately, Divya Chhibba has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the Prospectuses are revised as follows:

The sections of the Prospectuses entitled "Portfolio Summary—Adviser—Portfolio Managers" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Global Asset Allocation and the Taxable Fixed Income teams. Information about the current members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Mark A. Bavoso	Managing Director	September 1995
Divya Chhibba	Vice President	January 2013
Neil Stone	Managing Director	January 2012

***

The second, third and fourth paragraphs under the sections of the Prospectuses entitled "Portfolio Details—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Global Asset Allocation and the Taxable Fixed Income teams. The teams consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Portfolio are Mark A. Bavoso, Divya Chhibba and Neil Stone.

Mr. Bavoso has been associated with the Adviser in an investment management capacity since 1986. Ms. Chhibba has been associated with the Adviser in an investment management capacity since 2005. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

Mr. Bavoso is the lead manager of the Portfolio. Ms. Chhibba and Mr. Stone are responsible for specific sectors and for the day-to-day management of the fixed-income portion of the Portfolio. All team members collaborate to manage the assets of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

January 16, 2013

Supplement

SUPPLEMENT DATED JANUARY 16, 2013 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE LIMITED DURATION PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 30, 2012

Jaidip Singh no longer manages the Portfolio. As a result, all references to Mr. Singh are hereby deleted from the Prospectuses. Effective immediately, Divya Chhibba has been added to the team primarily responsible for the day-to-day management of the Portfolio. Accordingly, effective immediately, the Prospectuses are revised as follows:

The sections of the Prospectuses entitled "Portfolio Summary—Adviser—Portfolio Managers" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. Information about the current members primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Fund
Divya Chhibba	Vice President	January 2013
Joseph Mehlman	Executive Director	May 2008
Neil Stone	Managing Director	January 2012

***

The second and third paragraphs under the sections of the Prospectuses entitled "Portfolio Details—Portfolio Management" are hereby deleted and replaced with the following:

The Portfolio is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Divya Chhibba, Joseph Mehlman and Neil Stone.

Ms. Chhibba has been associated with the Adviser in an investment management capacity since 2005. Mr. Mehlman has been associated with the Adviser in an investment management capacity since 2002. Mr. Stone has been associated with the Adviser in an investment management capacity since 1995.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

January 16, 2013

Supplement

SUPPLEMENT DATED JANUARY 16, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
(the "Fund")
Dated April 30, 2012

Jaidip Singh no longer manages the Limited Duration or Strategist Portfolios (collectively, the "Portfolios"). As a result, all references to Mr. Singh are hereby deleted from the Statement of Additional Information ("SAI"). Effective immediately, Divya Chhibba has been added to the teams primarily responsible for the day-to-day management of the Portfolios. Accordingly, effective immediately, the SAI is revised as follows:

With respect to the Limited Duration Portfolio, the section of the SAI entitled "V. Investment Advisory and Other Services—F. Fund Management—Other Accounts Managed by the Portfolio Managers at December 31, 2011 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Limited Duration
Joseph Mehlman	6	$661.9 million	0	0	53		$13.0 billion
Divya Chhibba*	2	$1.2 billion	0	0	1		$313.2 million
Neil Stone	7	$785.8 million	0	0	61	(3)	$12.5 billion(3)

*  As of November 30, 2012.

(3)  Of these other accounts, one account with total assets of approximately $734.2 million had performance-based fees.

***

With respect to the Strategist Portfolio, the section of the SAI entitled "V. Investment Advisory and Other Services—F. Fund Management—Other Accounts Managed by the Portfolio Managers at December 31, 2011 (unless otherwise indicated)" is hereby deleted and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Strategist
Mark A. Bavoso	5	$778.0 million	2	$602.7 million	9	(4)	$4.1 billion(4)
Divya Chhibba*	2	$1.2 billion	0	0	1		$313.2 million
Neil Stone	7	$785.8 million	0	0	61	(3)	$12.5 billion(3)

*  As of November 30, 2012.

(3)  Of these other accounts, one account with total assets of approximately $734.2 million had performance-based fees.

(4) Of these other accounts, three accounts with total assets of approximately $1.6 billion had performance-based fees.

***

With respect to the Limited Duration Portfolio, the section of the SAI entitled "V. Investment Advisory and Other Services—F. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

Limited Duration
Divya Chhibba	none†
Joseph Mehlman	none*
Neil Stone	none

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

†  As of November 30, 2012.

***

With respect to the Strategist Portfolio, the section of the SAI entitled "V. Investment Advisory and Other Services—F. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

Strategist
Mark A. Bavoso	none*
Divya Chhibba	none†
Neil Stone	none

*  Not included in the table above, the portfolio manager has made investments in one or more other mutual funds managed by the same portfolio management team pursuant to a similar strategy.

†  As of November 30, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.